INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS AND GOODWILL
Schedule Of Intangible Assets
In Thousands of United States dollars	License	Customer Relationships	Trademarks and Brands	Goodwill	Total
Cost
At January 1, 2020	$272	$-	$-	$-	$272
Acquired through business combinations (Note 11)	138	189	121	2,247	2,695
Impairment	-	-	-	(1,816)	(1,816)
At December 31, 2020	$410	$189	$121	$431	$1,151

Accumulated Amortization
At January 1, 2020	$11	$-	$-	$-	$11
Additions	53	-	-	-	53
At December 31, 2020	$64	$-	$-	$-	$64

Foreign Currency translation	2	-	-	-	2
Net book value at December 31, 2020	$348	$189	$121	$431	$1,089

Thousands of United States dollars	License	Customer Relationships	Trademarks and Brands	Patents	Non-Compete Agreements	Goodwill	Total
Cost
At January 1, 2021	$410	$189	$121	$-	$-	431	$1,151
Additions	200	-	-	-	-	-	200
Acquired through business combinations (Note 11)	-	1,570	2,090	4,300	1,190	19,675	28,825
Impairment	-	-	-	-	-	(51)	(51)
At December 31, 2021	$610	$1,759	$2,211	$4,300	$1,190	$20,054	$30,124

Accumulated Amortization
At January 1, 2021	$64	$-	$-	$-	$-	$-	$64
Additions	65	26	35	48	66	-	240
At December 31, 2021	$129	$26	$35	$48	$66	$-	$304

Foreign Currency translation	(30)	-	-	-	-	-	(30)

Net book value at December 31, 2021	$451	$1,733	$2,176	$4,252	$1,124	$20,054	$29,790

Schedule Of Goodwill
In Thousands of United States dollars	Pharmaceuticals and nutraceuticals	Food and beverage	Vessel	Total
As at January 1, 2020	$-	$-	$-	$-
Acquired through business combinations (Note 11)	1,413	834	-	2,247
Impairment	(1,033)	(783)	-	(1,816)
As at December 31, 2020	$380	$51	$-	$431
Acquired through business combinations (Note 11)	$-	$-	$19,675	$19,675
Impairment	-	(51)	-	(51)
Foreign exchange impacts	-	-	-	-
As at December 31, 2021	$380	$-	$19,675	$20,054